Other information by nature	12 Months Ended
Dec. 31, 2024
Other Information Abstract [Abstract]
Other information by nature
13. Other information by nature
The following table provides a breakdown of depreciation and amortization and of personnel costs within the consolidated statement of profit and loss:

	For the years ended December 31,
(€ thousands)	2024		2023		2022
	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs
Cost of sales	(16,135)	(136,486)	(16,376)	(132,447)	(13,557)	(116,330)
Selling, general and administrative expenses	(205,476)	(362,262)	(174,905)	(344,421)	(157,050)	(270,845)
Marketing expenses	(3,143)	(11,878)	(1,889)	(10,276)	(1,275)	(7,912)
Total	(224,754)	(510,626)	(193,170)	(487,144)	(171,882)	(395,087)
At December 31, 2024 and 2023 the Group had 7,395 and 7,201, employees, respectively.